Other Reserves (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Changes in Reserves
Beginning balance			$ 178,520
Other comprehensive (loss) / income	$ (2,037)	$ 525	1,149	$ (1,867)
Total comprehensive loss for the period	(13,773)	$ (16,066)	(28,314)	(35,165)
Share-based payments			3,048	1,973
Exercise of options			0	0
Ending balance	181,046		181,046
Total other reserves
Changes in Reserves
Beginning balance			178,520
Other comprehensive (loss) / income			1,146	(1,820)
Total comprehensive loss for the period			1,146	(1,820)
Share-based payments			3,040	1,973
Exercise of options			(1,660)	$ (3,061)
Ending balance	181,046		181,046
Share-based payment capital reserves
Changes in Reserves
Beginning balance			193,065
Share-based payments			3,040
Exercise of options			(1,660)
Ending balance	194,445		194,445
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance			(691,570)
Other comprehensive (loss) / income			2,156
Total comprehensive loss for the period			2,156
Ending balance	(689,414)		(689,414)
Currency translation adjustment
Changes in Reserves
Beginning balance			677,025
Other comprehensive (loss) / income			(1,010)
Total comprehensive loss for the period			(1,010)
Ending balance	$ 676,015		$ 676,015